Financial income (Tables)	12 Months Ended
Dec. 31, 2020
Financial income
Schedule of financial income

DKK thousand	2020	2019	2018
Interest income from financial assets measured at amortized costs	895	5,413	4,263
Fair value adjustments of other investments and marketable securities, cf. note 21	936	2,846	0
Exchange rate adjustments	0	5,518	4,705
Dividend, Marketable securities	191	878	1,020
Total financial income	2,022	14,655	9,988